Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Statement of Financial Position [Abstract]
Intangible assets, goodwill	$ 291,503	$ 260,277	$ 251,653
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	133,322,909	132,572,475
Common stock, shares outstanding (in shares)	98,404,705	102,484,671
Treasury stock, shares (in shares)	34,918,204	30,087,804